Share-based payments (Details 4)	12 Months Ended
	Mar. 31, 2025 a ₨ / shares	Mar. 31, 2025 a ₨ / shares $ / shares	Mar. 31, 2025 Number a ₨ / shares	Mar. 31, 2025 a ₨ / shares	Mar. 31, 2025 a mo ₨ / shares	Mar. 31, 2024 shares a ₨ / shares	Mar. 31, 2024 a ₨ / shares	Mar. 31, 2024 a ₨ / shares $ / shares	Mar. 31, 2024 Number a ₨ / shares	Mar. 31, 2024 a ₨ / shares	Mar. 31, 2024 a mo ₨ / shares	Mar. 31, 2023 Number mo $ / shares	Mar. 31, 2025 a $ / shares	Mar. 31, 2024 a $ / shares
Statements [Line Items]
Shares arising out of options, Exercised during the year | shares						(81,353)
DRL 2018 Plan [Member]
Statements [Line Items]
Shares arising out of options, Outstanding at the beginning of the year			2,087,265	2,087,265					1,834,385
Shares arising out of options, Granted during the year | Number			706,670						809,540
Shares arising out of options, Expired/forfeited during the year | Number			(217,800)						(149,895)
Shares arising out of options, Exercised during the year | Number			(165,185)						(406,765)
Shares arising out of options, Outstanding at the end of the year				2,410,950					2,087,265	2,087,265		1,834,385
Shares arising out of options, Exercisable at the end of the year | a	366,630	366,630	366,630	366,630	366,630	386,110	386,110	386,110	386,110	386,110	386,110		366,630	386,110
Weighted average exercise price, Outstanding at the beginning of the year | (per share)	₨ 832.8							$ 714.98
Weighted average exercise price, Granted during the year | ₨ / shares	1,270						₨ 986.9
Weighted average exercise price, Expired/forfeited during the year | ₨ / shares	960.37						790.64
Weighted average exercise price, Exercised during the year | ₨ / shares	692.69						623.69
Weighted average exercise price, Outstanding at the end of the year | (per share)	959.01						832.8					$ 714.98
Weighted average exercise price, Exercisable at the end of the year | ₨ / shares	₨ 671.83	₨ 671.83	₨ 671.83	₨ 671.83	₨ 671.83	₨ 633.72	₨ 633.72	$ 633.72	₨ 633.72	₨ 633.72	₨ 633.72
Weighted average remaining useful life, Outstanding at the beginning of the year				70	70						69
Weighted average remaining useful life, Granted during the year | mo					96						96
Weighted average remaining useful life, Outstanding at the end of the year				67						70	70	69
Weighted average remaining useful life, Exercisable at the end of the year | a	31	31	31	31	31	36	36	36	36	36	36		31	36
DRL 2018 Plan [Member] | Bottom of range [member]
Statements [Line Items]
Range of exercise prices, Outstanding at the beginning of the year		₨ 521.4						$ 521.4
Range of exercise prices, Granted during the year		1,270						981.4
Range of exercise prices, Expired/forfeited during the year		521.4						521.4
Range of exercise prices, Exercised during the year		521.4						521.4
Range of exercise prices, Outstanding at the end of the year		521.4						521.4				$ 521.4
Range of exercise prices, Exercisable at the end of the year													$ 521.4	$ 521.4
DRL 2018 Plan [Member] | Top of range [member]
Statements [Line Items]
Range of exercise prices, Outstanding at the beginning of the year		1,102.8						1,060.2
Range of exercise prices, Granted during the year		1,274						1,102.8
Range of exercise prices, Expired/forfeited during the year		1,270						1,060.2
Range of exercise prices, Exercised during the year		1,060.2						1,060.2
Range of exercise prices, Outstanding at the end of the year		₨ 1,274						$ 1,102.8				$ 1,060.2
Range of exercise prices, Exercisable at the end of the year													$ 1,102.8	$ 1,060.2